Reverse Recapitalization	6 Months Ended
Jun. 30, 2018
Reverse Recapitalization
Reverse Recapitalization

Note 3 - Reverse Recapitalization

Prior to the Merger, Lola One was a “shell” company registered under the Securities Exchange Act of 1934, as amended, with no specific business plan or purpose. Accordingly, the Merger is accounted for as a reverse recapitalization, with Amesite Operating Company considered the acquirer for accounting purposes.

As part of the Merger described in Note 1, the Company issued an aggregate of 5,833,333 shares of common stock in exchange for 100 percent of the outstanding and issued shares of Amesite Operating Company common stock. In addition, awards of stock options to purchase 650,000 shares of Amesite Operating Company’s common stock issued and outstanding immediately prior to the closing of the Merger were assumed and converted into options, with equivalent terms, to purchase 947,917 shares of common stock of the Company.

The reverse recapitalization presented in the Statement of Stockholders’ Equity reflects the net result of the shares exchanged at fair value and the 3,100,000 shares of common stock of the Company issued and outstanding prior to the Merger. A note payable Lola One had outstanding prior to the Merger, which was repaid during the period ended June 30, 2018, was recorded in additional paid-in capital. No other consideration was provided to Lola One as part of the reverse recapitalization.